Borrowings - Summary of Interest Rates of Borrowings (Detail) - Bank Borrowings [Member]	Dec. 31, 2023	Dec. 31, 2022
Fixed Rate [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.78%	2.70%
Fixed Rate [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.50%	4.30%
Floating Rate [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.28%	1.72%
Floating Rate [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.24%	5.59%